Trust Account and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Trust Account And Fair Value Measurements
Schedule of Fair Value of Assets Measured on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at November 30, 2018 and May 31, 2018, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	February 28, 2019		May 31, 2018
Assets:
Cash and marketable securities held in Trust Account	1	$-0	-	$52,895,652

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at May 31, 2018 and May 31, 2017, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	May 31,2018	May 31, 2017
Assets:
Cash and marketable securities held in Trust Account	1	$52,895,652	$—